Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee benefit plans
Estimated future benefit payments	€ 439,741	€ 390,431
Less than 1 year
Employee benefit plans
Estimated future benefit payments	34,030	30,996
1 - 3 years
Employee benefit plans
Estimated future benefit payments	75,702	67,545
3 - 5 years
Employee benefit plans
Estimated future benefit payments	85,967	75,674
5 - 10 years
Employee benefit plans
Estimated future benefit payments	€ 244,042	€ 216,216